LONG-TERM INVESTMENTS (Details) £ in Millions, shares in Millions, CAD in Millions	1 Months Ended						12 Months Ended
	Nov. 30, 2015 GBP (£)	Nov. 30, 2015 GBP (£) item	Nov. 30, 2015 GBP (£) mi	Nov. 30, 2015 GBP (£) km	Nov. 30, 2015 GBP (£) MW	Nov. 30, 2014 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD shares	Dec. 31, 2013 CAD shares	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 CAD	Nov. 30, 2015 CAD	Nov. 04, 2015	Jul. 01, 2014
LONG TERM INVESTMENTS
Long term investments								CAD 5,408			CAD 7,008
Goodwill								742			885
Amortizable assets								494			568
Dividends received							CAD 719	564	CAD 685
Income statement of unconsolidated equity investments
Revenues							1,557	1,790	1,212
Commodity costs							(369)	(661)	(371)
Operating and administrative expense							(376)	(444)	(266)
Depreciation and amortization							(274)	(232)	(175)
Other income/(expense)							4	(1)	4
Interest expense							(67)	(84)	(74)
Earnings before income taxes							475	368	CAD 330
Balance sheet of unconsolidated equity investments
Current assets								472			389
Property, plant and equipment, net								5,214			6,602
Deferred amounts and other assets								34			40
Intangible assets, net								77			64
Goodwill								742			885
Current liabilities								(712)			(500)
Long-term debt								(811)			(854)
Other long-term liabilities								(85)			(167)
Net assets								4,931			CAD 6,459
Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Long term assets reclassified						CAD (203)
Sponsored Investments
LONG TERM INVESTMENTS
Long term assets reclassified						CAD 203
Preference shares | Minimum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)										4.30%	4.30%
Preference shares | Maximum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)										4.40%	4.40%
Other | Corporate
LONG TERM INVESTMENTS
Other Long-Term Investments								102			CAD 120
Southern Access Extension Project
LONG TERM INVESTMENTS
Ownership Interest (as a percent)														65.00%
Balance sheet of unconsolidated equity investments
Ownership percent sold														35.00%
Southern Access Extension Project | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										65.00%	65.00%
Equity Investments								263			CAD 713
Seaway Pipeline | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										50.00%	50.00%
Equity Investments								2,782			CAD 3,251
Offshore - various joint ventures | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments								429			CAD 479
Offshore - various joint ventures | Gas Pipelines, Processing and Energy Services | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										22.00%	22.00%
Offshore - various joint ventures | Gas Pipelines, Processing and Energy Services | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										74.30%	74.30%
Rampion Offshore Wind Limited
LONG TERM INVESTMENTS
Ownership Interest (as a percent)	24.90%	24.90%	24.90%	24.90%	24.90%							24.90%	24.90%
Balance sheet of unconsolidated equity investments
Wind project capacity | MW					400
Distance off the shore from the UK Sussex coast			8	13
Estimated aggregate amount of investment	£ 370.0	£ 370.0	£ 370.0	£ 370.0	£ 370.0							CAD 750
Amount of investment										£ 96.9	CAD 201
Power purchase agreement period	15 years
Total number of investors | item		3
Rampion Offshore Wind Limited | UK Green Investment Bank plc
LONG TERM INVESTMENTS
Ownership Interest (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%							25.00%
Rampion Offshore Wind Limited | E.ON Climate And Renewables UK Limited
LONG TERM INVESTMENTS
Ownership Interest (as a percent)	50.10%	50.10%	50.10%	50.10%	50.10%							50.10%
Rampion Offshore Wind Limited | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										24.90%	24.90%
Equity Investments											CAD 201
Vector Pipeline | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										60.00%	60.00%
Equity Investments								141			CAD 159
Aux Sable | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments								311			CAD 344
Aux Sable | Gas Pipelines, Processing and Energy Services | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										42.70%	42.70%
Aux Sable | Gas Pipelines, Processing and Energy Services | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										50.00%	50.00%
Alliance Pipeline Canada And US | Sponsored Investments
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										50.00%	50.00%
Equity Investments								374			CAD 436
Texas Express Pipeline | Sponsored Investments
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										35.00%	35.00%
Equity Investments								442			CAD 515
Enbridge Rail (Philadelphia) L.L.C. | Corporate
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										75.00%	75.00%
Equity Investments											CAD 142
Enbridge Insurance (Barbados Oil) Limited | Corporate
LONG TERM INVESTMENTS
Other Long-Term Investments								23			35
Enbridge (U.S.) Inc. | Corporate
LONG TERM INVESTMENTS
Other Long-Term Investments								29			35
Other Equity Investments | Liquids Pipelines
LONG TERM INVESTMENTS
Equity Investments								65			CAD 95
Other Equity Investments | Liquids Pipelines | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										30.00%	30.00%
Other Equity Investments | Liquids Pipelines | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										75.00%	75.00%
Other Equity Investments | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments								12			CAD 13
Other Equity Investments | Gas Pipelines, Processing and Energy Services | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										33.30%	33.30%
Other Equity Investments | Gas Pipelines, Processing and Energy Services | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										70.00%	70.00%
Other Equity Investments | Sponsored Investments
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										50.00%	50.00%
Equity Investments								67			CAD 54
Other Equity Investments | Corporate
LONG TERM INVESTMENTS
Equity Investments								CAD 45			CAD 57
Other Equity Investments | Corporate | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										19.00%	19.00%
Other Equity Investments | Corporate | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										49.99%	49.99%
Noverco | Common shares
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								38.90%		38.90%	38.90%
Balance sheet of unconsolidated equity investments
Ownership interest (as a percent)								3.60%	3.90%	3.60%	3.60%
Number of shares sold through secondary offering | shares								1.3	15.0
Indirect pro-rata interest of the entity in the shares of the entity (as a percent)								1.40%	1.50%	1.40%	1.40%
Amount reduced from equity investment and shareholder's equity by the reciprocal shareholding							CAD 83	CAD 83	CAD 86
Noverco | Common shares | Corporate
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										38.90%	38.90%
Noverco | Preference shares
Balance sheet of unconsolidated equity investments
Cumulative dividends per share calculation, maturity period of Government of Canada bond							10 years
Noverco | Preference shares | Minimum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)										4.30%	4.30%
Noverco | Preference shares | Maximum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)										4.40%	4.40%
Noverco | Preference shares | Corporate
LONG TERM INVESTMENTS
Other Long-Term Investments								CAD 323			CAD 359